Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Period end spot rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.2672	7.0999	7.2513
Average rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.215	7.0809	6.9283